Business Segments	12 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Business Segments	BUSINESS SEGMENTS
The reportable segments of the MUFG Group are subject to the periodical review by the Executive Committee, which represents the MUFG Group’s chief operating decision maker, to determine the allocation of management resources and assess performance. The MUFG Group has established its business units according to the characteristics of customers and the nature of the underlying business. Each business unit engages in business activities based on comprehensive strategies developed for and aimed at respective targeted customers and businesses. The business segment information is primarily based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information are not consistent with the accompanying consolidated financial statements prepared on the basis of U.S. GAAP. A reconciliation is provided for the total amounts of segments’ operating profit with income before income tax expense under U.S. GAAP.
See Note 30 for financial information relating to the MUFG Group’s operations by geographic area. The geographic financial information is consistent with the basis of the accompanying consolidated financial statements.
The MUFG Group integrated the operations of its consolidated subsidiaries into seven business segments.—Digital Service, Retail & Commercial Banking, Japanese Corporate & Investment Banking, Global Commercial Banking, Asset Management & Investor Services, Global Corporate & Investment Banking, and Global Markets.
The following is a brief explanation of the MUFG Group’s business segments:
Digital Service Business Group—Covers digital-based non-face-to-face businesses servicing "mass-segment" customers or retail customers and small and medium-sized enterprise customers, of Mitsubishi UFJ NICOS, other consumer financing company and MUFG Bank in Japan.
Retail & Commercial Banking Business Group—Covers the domestic retail and commercial banking businesses. This business group mainly offers retail customers (with a strategic focus on high net-worth individual) and small and medium-sized enterprise customers in Japan an extensive array of commercial banking, trust banking and securities products and services.
Japanese Corporate & Investment Banking Business Group—Covers the large Japanese corporate businesses. This business group offers large Japanese corporations advanced financial solutions designed to respond to their diversified and globalized needs and to contribute to their business and financial strategies through the global network of the MUFG group companies.
Global Commercial Banking Business Group—Covers the retail and commercial banking businesses of MUFG Union Bank and Krungsri and Bank Danamon. This business group offers a comprehensive array of financial products and services such as loans, deposits, fund transfers, investments and asset management services for local retail, small and medium-sized enterprise, and corporate customers across the Asia-Pacific region.
Asset Management & Investor Services Business Group—Covers the asset management and asset administration businesses of Mitsubishi UFJ Trust and Banking, MUFG Bank and First Sentier Investors. By integrating the trust banking expertise of Mitsubishi UFJ Trust and Banking and the global strengths of MUFG Bank, the business group offers a full range of asset management and administration services for corporations and pension funds, including pension fund management and administration, advice on pension structures, and payments to beneficiaries, and also offer investment trusts for retail customers.
Global Corporate & Investment Banking Business Group—Covers the global corporate, investment and transaction banking businesses of MUFG Bank and Mitsubishi UFJ Securities Holdings. Through a global network of offices and branches, this business group provides non-Japanese large corporate and financial institution customers with a comprehensive set of solutions that meet their increasingly diverse and sophisticated financing needs.
Global Markets Business Group—Covers the customer business and the treasury operations of MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Securities Holdings. The customer business includes sales and trading in fixed income instruments, currencies, equities and other investment products as well as origination and distribution of financial products. The treasury operations include asset and liability management as well as global investments for the MUFG Group.
Other—Consists mainly of the corporate centers of MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Morgan Stanley Securities. The elimination of duplicated amounts of net revenues among business segments is also reflected in Other.
The MUFG Group has reorganized its business groups (previously consisting of Retail & Commercial Banking Business Group, Japanese Corporate & Investment Banking Business Group, Global Corporate & Investment Banking Business Group, Global Commercial Banking Business Group, Asset Management & Investor Services Business Group, Global Markets Business Group and Other) under its three-year medium-term business plan commencing on April 1, 2021, in light of changes in the business environment, including the digital shift in society. A new Digital Service Business Group was established on April 1, 2021 under the medium-term business plan mainly by separating the digital-based businesses that previously belonged to the Retail & Commercial Banking Business Group in an effort to better integrate the expertise and capabilities of its subsidiaries to respond to the needs of its customers more effectively and efficiently, and the MUFG Group changed its reporting segments to the current segmentation based on the reorganized business groups. The MUFG Group has changed the method of allocation of net revenue and operating expenses among reporting segments mainly in connection with the establishment of the Digital Service Business Group.
The MUFG Group made modifications to its internal management accounting rules and allocate fixed assets to each business segment from March 2022.
The MUFG Group made modifications to its internal management accounting rules and practices, effective April 1, 2021, including adjustments relating to the interest rate on core deposits in the Retail & Commercial Banking Business Group under the medium-term business plan. The adjustments resulted in a decrease in net revenue in the Retail & Commercial Banking Business Group and a corresponding, offsetting increase of the same amount in net revenue in Other. These changes had the following impact for the fiscal years ended March 31, 2020 and 2021:
•increasing the operating profits of the Global Corporate & Investment Banking Business Group, Other and the Global Commercial Banking Business Group by ¥9.0 billion, ¥4.2 billion, and ¥0.2 billion, respectively for the fiscal year ended March 31, 2020,
•reducing the operating profits of the Retail & Commercial Banking Business Group, the Japanese Corporate & Investment Banking Business Group, the Global Markets Business Group and the Asset Management & Investor Services Business Group by ¥217.0 billion, ¥3.5 billion, ¥2.9 billion and ¥2.1 billion, respectively for the fiscal year ended March 31, 2020,
•increasing the operating profits of Other, the Global Corporate & Investment Banking Business Group and the Global Commercial Banking Business Group by ¥15.6 billion, ¥5.1 billion and ¥2.0 billion, respectively for the fiscal year ended March 31, 2021, and
•reducing the operating profits of the Retail & Commercial Banking Business Group, the Asset Management & Investor Services Business Group, the Global Markets Business Group and the Japanese Corporate & Investment Banking Business Group by ¥191.8 billion, ¥2.8 billion, ¥0.7 billion and ¥0.5 billion, respectively for the fiscal year ended March 31, 2021.
Prior period business segment information has been restated to enable comparison between the relevant amounts for the fiscal years ended March 31, 2020, 2021 and 2022.

	Customer Business							Global Markets Business Group	Other	Total
	Digital Service Business Group	Retail & Commercial Banking Business Group	Japanese Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Corporate & Investment Banking Business Group	Total
		(in billions)
Fiscal year ended March 31, 2020:
Net revenue:	¥789.6	¥604.9	¥575.9	¥795.6	¥243.1	¥409.3	¥3,418.4	¥535.7	¥19.1	¥3,973.2
BK and TB(1):	282.7	422.7	444.8	(0.2)	94.8	294.3	1,539.1	311.8	21.7	1,872.6
Net interest income	253.6	189.8	188.6	0.6	2.5	128.6	763.7	125.4	35.8	924.9
Net fees	24.6	209.8	202.1	—	92.3	148.1	676.9	(16.1)	(55.4)	605.4
Other	4.5	23.1	54.1	(0.8)	—	17.6	98.5	202.5	41.3	342.3
Other than BK and TB	506.9	182.2	131.1	795.8	148.3	115.0	1,879.3	223.9	(2.6)	2,100.6
Operating expenses	578.4	532.3	331.1	564.3	173.9	258.9	2,438.9	235.8	124.4	2,799.1
Operating profit (loss)	¥211.2	¥72.6	¥244.8	¥231.3	¥69.2	¥150.4	¥979.5	¥299.9	¥(105.3)	¥1,174.1
Fiscal year ended March 31, 2021:
Net revenue:	¥731.1	¥567.4	¥563.1	¥783.5	¥293.5	¥431.5	¥3,370.1	¥640.3	¥7.5	¥4,017.9
BK and TB(1):	258.4	373.8	451.5	1.0	99.5	274.4	1,458.6	386.3	32.9	1,877.8
Net interest income	223.6	165.8	187.0	1.6	5.5	138.3	721.8	212.3	37.3	971.4
Net fees	32.1	188.9	216.3	—	94.0	150.2	681.5	(4.5)	(70.7)	606.3
Other	2.7	19.1	48.2	(0.6)	—	(14.1)	55.3	178.5	66.3	300.1
Other than BK and TB	472.7	193.6	111.6	782.5	194.0	157.1	1,911.5	254.0	(25.4)	2,140.1
Operating expenses	559.6	500.2	323.0	507.3	212.9	269.9	2,372.9	240.2	157.8	2,770.9
Operating profit (loss)	¥171.5	¥67.2	¥240.1	¥276.2	¥80.6	¥161.6	¥997.2	¥400.1	¥(150.3)	¥1,247.0
Fiscal year ended March 31, 2022:
Net revenue:	¥727.0	¥600.6	¥620.6	¥781.4	¥348.9	¥527.2	¥3,605.7	¥427.0	¥27.2	¥4,059.9
BK and TB(1):	260.4	388.6	495.2	1.9	106.4	361.7	1,614.2	203.4	53.7	1,871.3
Net interest income	219.0	166.5	230.6	2.1	9.3	170.5	798.0	219.9	134.7	1,152.6
Net fees	38.4	201.3	211.6	—	97.1	189.0	737.4	(10.7)	(70.1)	656.6
Other	3.0	20.8	53.0	(0.2)	—	2.2	78.8	(5.8)	(10.9)	62.1
Other than BK and TB	466.6	212.0	125.4	779.5	242.5	165.5	1,991.5	223.6	(26.5)	2,188.6
Operating expenses	554.6	495.9	319.2	538.0	241.3	288.9	2,437.9	250.0	139.6	2,827.5
Operating profit (loss)	¥172.4	¥104.7	¥301.4	¥243.4	¥107.6	¥238.3	¥1,167.8	¥177.0	¥(112.4)	¥1,232.4
Fixed assets(2)	¥140.6	¥191.7	¥155.8	¥1.0	¥13.3	¥133.0	¥635.4	¥108.4	¥550.3	¥1,294.1

Notes:
(1)“BK and TB” is a sum of MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis.
(2)Fixed assets in the above table are based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices, and it corresponds to the U.S. GAAP amounts of premises and equipment-net, intangible assets-net and goodwill of
MUFG Bank (on a stand-alone basis) and Mitsubishi UFJ Trust and Banking (on a stand-alone basis). Fixed assets of MUFG, other consolidated subsidiaries and Japanese GAAP consolidation adjustment amounting to ¥1,286.1 billion are not allocated to each business segment when determining the allocation of management resources and assessing performance, therefore such amounts are not included in the table above.
Reconciliation
As set forth above, the measurement basis and the income and expense items of the internal management reporting system are different from the accompanying consolidated statements of operations. Therefore, it is impracticable to present reconciliations of all of the business segments’ information, other than operating profit, to corresponding items in the accompanying consolidated statements of operations.
A reconciliation of operating profit and fixed assets under the internal management reporting system for the fiscal years ended March 31, 2020, 2021 and 2022 above to income before income tax expense shown in the accompanying consolidated statements of operations and the total amount of premises and equipment-net, intangible assets-net and goodwill are as follows:

	2020	2021	2022
	(in billions)
Operating profit:	¥1,174	¥1,247	¥1,232
Provision for credit losses	(322)	(484)	(278)
Trading account profits (losses)—net	920	(678)	(1,174)
Equity investment securities gains (losses)—net	(618)	1,480	(109)
Debt investment securities gains (losses)—net	(403)	(129)	139
Foreign exchange gains (losses)—net	(145)	9	(9)
Equity in earnings of equity method investees—net	283	356	437
Impairment of goodwill	(384)	(148)	—
Impairment of intangible assets	(4)	(22)	(33)
Reversal of (provision for) off-balance sheet credit instruments	62	57	(46)
Impairment of assets held for sale	—	—	(134)
Other—net	(130)	(80)	(84)
Income (loss) before income tax expense (benefit)	¥433	¥1,608	¥(59)
Fixed assets:	¥—	¥—	¥1,294
U.S. GAAP adjustments and other	—	—	974
Premises and equipment-net, Intangible assets-net and Goodwill	¥—	¥—	¥2,268